Exhibit 99.1

USAA AUTO OWNER TRUST 2006-1
Seller & Servicer: USAA Federal Savings Bank
Indenture Trustee: The Bank of New York
Monthly Servicer Report                                                        9
Collection Period #                                                    10/1/2006
                                                                      11/13/2006
Determination Date                                                    11/14/2006
Record Date                                                           10/31/2006
Collection Period # End Date                                          11/15/2006
Payment Date                                                                   0
Acceleration Event (1=yes; 0=no)?

I.   AVAILABLE COLLECTIONS
     A.   Credits
          1.  Scheduled Payments from Obligors Applied to Collection Period                                        $   15,737,863.15
              a.  Scheduled Principal Payments                                                                     $    4,917,575.86
                                                                                                                   -----------------
              b.  Scheduled Interest Payments                                                                      $   20,655,439.01
              c.  Total Scheduled Payments (a+b)
          2.  Prepayment Activity                                                                                  $   15,079,888.93
              a.  Principal Collections                                                                            $       52,569.16
                                                                                                                   -----------------
              b.  Interest Collections                                                                             $   15,132,458.09
              c.  Total (a+b)
          3.  Repurchase Amount From Repurchased Receivable                                                        $              --
              a.  Principal Payments                                                                               $              --
                                                                                                                   -----------------
              b.  Interest Payments                                                                                $              --
              c.  Total (a+b)
          4.  Recovery of Defaulted Receivable                                                                     $      227,875.70
              a.  Principal Recovery Amount                                                                        $      593,396.62
                                                                                                                   -----------------
              b.  Principal Balance of Defaulted Receivable                                                        $      365,520.92
              c.  Net Principal loss (Realized Loss)
          5.  Available Collections                                                                                $   31,045,627.78
              a.  Available Principal Collections                                                                  $    5,007,317.84
              b.  Available Interest Collections                                                                   $       37,172.82
              c.  Interest Advance by Servicer                                                                     $       41,532.99
                                                                                                                   -----------------
              d.  Reimbursement of Advance                                                                         $   36,011,412.63
              e.  Available Collections (a+b+c-d)

II.  AVAILABLE FUNDS                                                                                               $   36,011,412.63
     A.   Available Collections                                                                                    $      263,583.08
     B.   Reserve Fund Excess Amount                                                                                             N/A
                                                                                                                   -----------------
     C.   Required Yield Supplement Account Draw Amount                                                            $   36,274,995.71
     D.   Available Funds

III. TOTAL AVAILABLE FUNDS                                                                                         $   36,274,995.71
     A.   Available Funds                                                                                          $              --
                                                                                                                   -----------------
     B.   Reserve Fund Draw Amount (Total Required Payments minus Available Funds)                                 $   36,274,995.71
     C.   Total Available Funds (a+b)

IV.  INVESTMENT INCOME                                                                                             $      139,675.03
     A.   Investment Income on Collection Account (as of month end)

V.   RECEIVABLE POOL & NOTE BALANCE                                                                                $   1,215,917,324
     A.   Original Principal Pool Balance                                                                          $     946,602,652
     B.   Principal Pool Balance as of the Beginning of the Collection Period                                      $     915,192,453
     C.   Principal Pool Balance as of the End of the Collection Period                                            $     946,602,652
     D.   Aggregate Note Balance as of the End of the prior Payment Date                                           $     915,192,453
     E.   Aggregate Note Balance as of the End of the related Payment Date                                         $     907,085,327
     F.   Aggregate Class A Notes Balance as of the End of the prior Payment Date                                  $     875,675,128
     G.   Aggregate Class A Notes Balance as of the End of the related Payment Date                                $      39,517,324
     H.   Class B Notes Balance as of the End of the prior Payment Date                                            $      39,517,324
     I.   Class B Notes Balance as of the End of the related Payment Date

VI.  CLASS A AND CLASS B PRINCIPAL BALANCES FOR THE COLLECTION PERIOD
     A.   Principal Balance                                                                                        $              --
          1.  Class A-1 Beginning Balance                                                                          $              --
          2.  Class A-1 Ending Balance                                                                             $     267,685,327
          3.  Class A-2 Beginning Balance                                                                          $     236,275,128
          4.  Class A-2 Ending Balance                                                                             $     433,000,000
          5.  Class A-3 Beginning Balance                                                                          $     433,000,000
          6.  Class A-3 Ending Balance                                                                             $     206,400,000
          7.  Class A-4 Beginning Balance                                                                          $     206,400,000
          8.  Class A-4 Ending Balance                                                                             $      39,517,324
          9.  Class B Beginning Balance                                                                            $      39,517,324
          10. Class B Ending Balance

USAA AUTO OWNER TRUST 2006-1
Seller & Servicer: USAA Federal Savings Bank
Indenture Trustee: The Bank of New York
Monthly Servicer Report                                                        9
Collection Period #                                                    10/1/2006
                                                                      11/13/2006
Determination Date                                                    11/14/2006
Record Date                                                           10/31/2006
Collection Period # End Date                                          11/15/2006
Payment Date                                                                   0

VII. RESERVE ACCOUNT BALANCE FOR THE COLLECTION PERIOD                                                             $ 9,119,379.93
     A.   Initial Reserve Account Deposit                                                                          $ 7,099,519.89
     B.   Beginning Reserve Account Balance                                                                        $    28,006.59
     C.   Investment Income on Reserve Account Balance (as of month end)                                           $   263,583.08
     D.   Reserve Account Excess Amount                                                                            $           --
     E.   Reserve Fund Draw Amount                                                                                 $           --
     F.   Withdrawal from Reserve Account to reimburse Servicer Advance on Defaulted loans                         $ 6,863,943.40
     G.   Maximum Reserve Amount Available for Draw                                                                $ 6,863,943.40
     H.   Ending Reserve Account Balance
                                                                                                                              N/A
VIII. YIELD SUPPLEMENT ACCOUNT FOR THE COLLECTION PERIOD                                                                      N/A
     A.   Initial Yield Supplement Amount                                                                                     N/A
     B.   Required Yield Supplement Amount as of the End of the Prior Collection Period                                       N/A
     C.   Required Yield Supplement Amount as of the End of the Related Collection Period                                     N/A
     D.   Investment Income on Yield Supplement Amount                                                                        N/A
     E.   Required Yield Supplement Account Draw Amount                                                                       N/A
     F.   Ending Yield Supplement Amount

IX.  SUMMARY OF CASH DISBURSEMENTS                                                                                 $   139,675.03
     A.   Investment Income on Collection Account (as of Month End) to Servicer                                    $36,274,995.71
     B.   Total Available Funds                                                                                    $    41,532.99
     C.   Reimbursement of Advance by Servicer                                                                     $           --
     D.   Reimbursement of Servicer Advances on Defaulted Loans from Reserve Account                               $   394,417.77
     E.   Payment of Servicing Fee
     F.   Interest paid to Class A Notes                                                                           $           --
          1.  Class A-1 Notes                                                                                      $ 1,122,047.66
          2.  Class A-2 Notes                                                                                      $ 1,807,775.00
          3.  Class A-3 Notes                                                                                      $   866,880.00
                                                                                                                   --------------
          4.  Class A-4 Notes                                                                                      $ 3,796,702.66
          5.  Total                                                                                                $           --
     G.   First Priority Principal Payment Amount                                                                  $   182,109.00
     H.   Interest paid to Class B Notes
     I.   Principal paid to Class A Notes Including First Priority Principle Amounts                               $           --
          1.  Class A-1 Notes                                                                                      $31,410,198.88
          2. Class A-2 Notes                                                                                       $           --
          3. Class A-3 Notes                                                                                       $           --
                                                                                                                   --------------
          4. Class A-4 Notes                                                                                       $31,410,198.88
          5. Total                                                                                                 $           --
     J.   Principal paid to Class B Notes                                                                          $           --
     K.   Deposit from Remaining Total Available Funds to fund Reserve Account                                     $   491,567.40
     L.   Remaining Total Available Funds Released to Certificate Distribution Account

X.   SCHEDULED MONTHLY INTEREST DISTRIBUTION                                                                       $36,274,995.71
     A.   Available Collections
     B.   Reimbursement of Servicer Advance                                                                        $    49,406.93
          1.  Prior Advance Outstanding                                                                            $     9,862.95
          2.  Reimbursement of Prior Advance Outstanding on Defaulted Loans                                        $    31,670.04
          3.  Reimbursement of Prior Advance Outstanding on Delinquent Loans (Obligor Payments)                    $    45,046.76
          4.  Remaining Prior Advance Outstanding                                                                  $        --
          5.  Reimbursement of Prior Advance Outstanding on Defaulted loans from Reserve Account                   $    41,532.99
          6.  Total Reimbursement of Advances paid                                                                 $    37,172.82
          7.  Current Interest Advance by Servicer
                                                                                                                   $36,274,995.71
          C.  Total Available Funds

          D.  Servicing Fee                                                                                        $   394,417.77
              1.  Current Servicing Fee Accrued                                                                    $        --
              2.  Unpaid Servicing Fees From Prior Collection Periods                                              $   394,417.77
              3.  Total Servicing Fee Due                                                                          $   394,417.77
              4.  Payment of Servicing Fee from Total Available Funds                                              $        --
              5.  Payment of Servicing Fee from Reserve Account Draw Amount                                        $        --
              6.  This period unpaid Servicing Fee

E. Total Servicing Fee paid                                                                                        $   394,417.77

F. Remaining Total Available Funds                                                                                 $35,880,577.94

USAA AUTO OWNER TRUST 2006-1
Seller & Servicer: USAA Federal Savings Bank
Indenture Trustee: The Bank of New York
Monthly Servicer Report                                                        9
Collection Period #                                                    10/1/2006
                                                                      11/13/2006
Determination Date                                                    11/14/2006
Record Date                                                           10/31/2006
Collection Period # End Date                                          11/15/2006
Payment Date                                                                   0

     G.   Class A Accrued Note Interest                                                                                    4.75520%
          1.  Class A-1 Interest Rate                                                                                            30
              a.  Class A-1 Accrual Days                                                                            $            --
          2.  Class A-1 Monthly Interest                                                                            $            --
          3.  Class A-1 Interest Carryover Shortfall                                                                $            --
          4.  Class A-1 Interest on Interest Carryover Shortfall                                                    $            --
          5.  Class A-1 Accrued Note Interest                                                                       $            --
          6.  Payment of Class A-1 Accrued Note Interest from Total Available Funds                                 $            --
          7.  Payment of Class A-1 Accrued Note Interest from Reserve Account Draw Amount                           $            --
          8.  This period Class A-1 Interest Carryover Shortfall
                                                                                                                              5.03%
          1.  Class A-2 Interest Rate                                                                                            30
              a.  Class A-2 Accrual Days                                                                            $  1,122,047.66
          2.  Class A-2 Monthly Interest                                                                            $            --
          3.  Class A-2 Interest Carryover Shortfall                                                                $            --
          4.  Class A-2 Interest on Interest Carryover Shortfall                                                    $  1,122,047.66
          5.  Class A-2 Interest Distributable Amount                                                               $  1,122,047.66
          6.  Payment of Class A-2 Accrued Note Interest from Total Available Funds                                 $            --
          7.  Payment of Class A-2 Accrued Note Interest from Reserve Account Draw Amount                           $            --
          8.  This period Class A-2 Interest Carryover Shortfall
                                                                                                                              5.01%
          1.  Class A-3 Interest Rate                                                                                            30
              a.  Class A-3 Accrual Days                                                                            $  1,807,775.00
          2.  Class A-3 Monthly Interest                                                                            $            --
          3.  Class A-3 Interest Carryover Shortfall                                                                $            --
          4.  Class A-3 Interest on Interest Carryover Shortfall                                                    $  1,807,775.00
          5.  Class A-3 Accrued Note Interest                                                                       $  1,807,775.00
          6.  Payment of Class A-3 Accrued Note Interest from Total Available Funds                                 $            --
          7.  Payment of Class A-3 Accrued Note Interest from Reserve Account Draw Amount                           $            --
          8.  This period Class A-3 Interest Carryover Shortfall
                                                                                                                              5.04%
          1.  Class A-4 Interest Rate                                                                                            30
              a.  Class A-4 Accrual Days                                                                            $    866,880.00
          2.  Class A-4 Monthly Interest                                                                            $            --
          3.  Class A-4 Interest Carryover Shortfall                                                                $            --
          4.  Class A-4 Interest on Interest Carryover Shortfall                                                    $    866,880.00
          5.  Class A-4 Accrued Note Interest                                                                       $    866,880.00
          6.  Payment of Class A-4 Accrued Note Interest from Total Available Funds                                 $            --
          7.  Payment of Class A-4 Accrued Note Interest from Reserve Account Draw Amount                           $            --
          8.  This period Class A-4 Interest Carryover Shortfall
                                                                                                                    $  3,796,702.66
          1.  Total Class A Accrued Note Interest                                                                   $  3,796,702.66
          2.  Payment of Class A Accrued Note Interest from Total Available Funds                                   $            --
          3.  Payment of Class A Accrued Note Interest from Reserve Account Draw Amount                             $            --
          4.  This period Class A Interest Carryover Shortfall
                                                                                                                    $  3,796,702.66
     H.   Total Interest paid to Class A Notes
                                                                                                                    $ 32,083,875.28
     I.   Remaining Total Available Funds

     J.   First Priority Principal Amount                                                                           $915,192,452.79
          1.  Principal Pool Balance as of the End of the Collection Period                                         $907,085,327.28
          2.  Aggregate Class A Note Balances as of the Beginning of the Collection Period                          $            --
          3.  First Priority Principal Payment Amount Payable                                                       $            --
          4.  First Priority Principal Payment Amount From Total Available Funds                                    $            --
          5.  Payment of First Priority Principal Payment Amount From Reserve Account Draw Amount                   $            --
          6.  Aggregate First Priority Principal Payment Amount
                                                                                                                    $ 32,083,875.28
     K.   Remaining Total Available Funds

USAA AUTO OWNER TRUST 2006-1
Seller & Servicer: USAA Federal Savings Bank
Indenture Trustee: The Bank of New York
Monthly Servicer Report                                                        9
Collection Period #                                                    10/1/2006
                                                                      11/13/2006
Determination Date                                                    11/14/2006
Record Date                                                           10/31/2006
Collection Period # End Date                                          11/15/2006
Payment Date                                                                   0

     L.   Class B Accrued Interest                                                                                            5.53%
          1.  Class B Interest Rate                                                                                              30
              a.  Class B Accrual Days                                                                              $    182,109.00
          2.  Class B Monthly Interest                                                                              $            --
          3.  Class B Interest Carryover Shortfall                                                                  $            --
          4.  Class B Interest on Interest Carryover Shortfall                                                      $    182,109.00
          5.  Class B Accrued Interest                                                                              $    182,109.00


          6.  Payment of Class B Accrued Interest from Total Available Funds                                        $            --
          7.  Payment of Class B Accrued Interest from Reserve Account Draw Amount                                  $            --
          8.  This period Class B Interest Carryover Shortfall
                                                                                                                    $    182,109.00
     M.   Total Interest paid to Class B Notes
                                                                                                                    $ 31,901,766.28
     N.   Remaining Total Available Funds

XI.  SCHEDULED MONTHLY PRINCIPAL DISTRIBUTIONS                                                                      $ 31,901,766.28
     A.   Remaining Total Available Funds

     B.   Class A Principal Distribution Amount                                                                     $            --
          1.  Beginning Class A-1 Principal Balance                                                                 $            --
          2.  Class A-1 Monthly Principal                                                                           $            --
          3.  Class A-1 Principal Distribution Amount                                                               $            --
          4.  Payment of Class A-1 Principal Distribution Amount As First Priority Principal Payment Account        $            --
          5.  Payment of Class A-1 Principal Distribution Amount from Total Available Funds                         $            --
          6.  Payment of Class A-1 Principal Distribution Amount from Reserve Account Draw Amount                   $            --
          7.  Ending Class A-1 Principal Balance                                                                    $            --
          Total Principal paid to Class A-1 Notes
                                                                                                                    $267,685,327.28
          1.  Beginning Class A-2 Principal Balance                                                                 $ 31,410,198.88
          2.  Class A-2 Monthly Principal                                                                           $ 31,410,198.88
          3.  Class A-2 Principal Distribution Amount                                                               $            --
          4.  Payment of Class A-2 Principal Distribution Amount As First Priority Principal Payment Account        $ 31,410,198.88



          5.  Payment of Class A-2 Principal Distribution Amount from Total Available Funds                         $            --
          6.  Payment of Class A-2 Principal Distribution Amount from Reserve Account Draw Amount                   $236,275,128.40
          7.  Ending Class A-2 Principal Balance                                                                    $ 31,410,198.88
          Total Principal paid to Class A-2 Notes
                                                                                                                    $433,000,000.00
          1.  Beginning Class A-3 Principal Balance                                                                 $            --
          2.  Class A-3 Monthly Principal                                                                           $            --
          3.  Class A-3 Principal Distribution Amount                                                               $            --
          4.  Payment of Class A-3 Principal Distribution Amount As First Priority Principal Payment Account        $            --
          5.  Payment of Class A-3 Principal Distribution Amount from Total Available Funds                         $            --
          6.  Payment of Class A-3 Principal Distribution Amount from Reserve Account Draw Amount                   $433,000,000.00
          7.  Ending Class A-3 Principal Balance                                                                    $            --
          Total Principal paid to Class A-3 Notes
                                                                                                                    $206,400,000.00
          1.  Beginning Class A-4 Principal Balance                                                                 $            --
          2.  Class A-4 Monthly Principal                                                                           $            --
          3.  Class A-4 Principal Distribution Amount                                                               $            --
          4.  Payment of Class A-4 Principal Distribution Amount As First Priority Principal Payment Account        $            --
          5.  Payment of Class A-4 Principal Distribution Amount from Total Available Funds                         $            --
          6.  Payment of Class A-4 Principal Distribution Amount from Reserve Account Draw Amount                   $206,400,000.00
          7.  Ending Class A-4 Principal Balance                                                                    $            --
          Total Principal paid to Class A-4 Notes
                                                                                                                    $ 31,410,198.88
          1.  Total Class A Principal Distribution Amount                                                           $ 31,410,198.88



          2.  Payment of Class A Principal Distribution Amount from Total Available Funds                           $            --
          3.  Payment of Class A Principal Distribution Amount As First Priority Principal Payment Account          $            --
          4.  Payment of Class A Principal Distribution Amount from Reserve Account Draw Amount
                                                                                                                    $ 31,410,198.88
     C.   Total Principal paid to Class A Noteholders
                                                                                                                    $    491,567.40
     D.   Remaining Total Available Funds

USAA AUTO OWNER TRUST 2006-1
Seller & Servicer: USAA Federal Savings Bank
Indenture Trustee: The Bank of New York
Monthly Servicer Report                                                        9
Collection Period #                                                    10/1/2006
                                                                      11/13/2006
Determination Date                                                    11/14/2006
Record Date                                                           10/31/2006
Collection Period # End Date                                          11/15/2006
Payment Date                                                                   0

     E.   Class B Principal Distribution Amount                                                                    $39,517,324.39
          1.  Beginning Class B Principal Balance                                                                  $           --
          2.  Class B Monthly Principal                                                                            $           --
          3.  Total Class B Principal Distribution Amount                                                          $           --



          4.  Payment of Class B Principal Distribution Amount from Total Available Funds                          $           --
          5.  Payment of Class B Principal Distribution Amount from Reserve Account Draw Amount                    $39,517,324.39
          6.  Ending Class B Principal Balance                                                                     $           --
          Total Principal paid to Class B Notes
                                                                                                                   $           --
     F.   Total Principal paid to Class B Notes
                                                                                                                   $   491,567.40
     G.   Remaining Total Available Funds


XII. REQUIRED RESERVE ACCOUNT AMOUNT FOR NEXT DISTRIBUTION DATE
     A.   Reserve Account Required Amount                                                                          $ 6,079,586.62
          1.  Floor Amount = 0.50% of Initial Pool Balance                                                         $ 6,863,943.40
          2.  Target Amount = 0.75% of Current (Ending) Pool Balance                                               $ 6,863,943.40
          3.  Required Reserve Account Amount =min((Max: 1. or 2.), Class A + Class B)                             $           --
          4.  Required Reserve Deposit Amount                                                                      $   263,583.08
          5.  Reserve Account Excess Amount
                                                                                                                   $   491,567.40
     B.   Remaining Total Available Funds

     C.   Reserve Account Activity                                                                                 $ 7,099,519.89
          1.  Beginning Reserve Account Balance                                                                    $    28,006.59
          2.  Investment Income on Reserve Account Balance (as of month end)                                       $           --
          3.  Withdrawal from Reserve Account to reimburse Servicer Advance on Defaulted loans                     $           --
          4.  Withdrawal from Reserve Account to pay Servicing Fee                                                 $           --
          5.  Withdrawal from Reserve Account to pay Class A Interest                                              $           --
              a.  Class A-1                                                                                        $           --
              b.  Class A-2                                                                                        $           --
              c.  Class A-3                                                                                        $           --
              d.  Class A-4                                                                                        $           --
              e.  Total                                                                                            $           --
          6.  Withdrawal from Reserve Account to pay First Priority Note Principal                                 $           --
          7.  Withdrawal from Reserve Account to pay Class B Interest                                              $           --
          8.  Withdrawal from Reserve Account to pay Remaining Class A Principal                                   $           --
              a.  Class A-1                                                                                        $           --
              b.  Class A-2                                                                                        $           --
              c.  Class A-3                                                                                        $           --
              d.  Class A-4                                                                                        $           --
              e.  Total                                                                                            $           --
          9.  Withdrawal from Reserve Account to pay Class B Principal                                             $           --
          10. Deposit from Remaining Total Available Funds to fund Reserve Account (up to Required Amount)         $   263,583.08
          11. Reserve Account Excess Amount                                                                        $ 6,863,943.40
          12. Ending Reserve Account Balance

USAA AUTO OWNER TRUST 2006-1
Seller & Servicer: USAA Federal Savings Bank
Indenture Trustee: The Bank of New York
Monthly Servicer Report                                                        9
Collection Period #                                                    10/1/2006
                                                                      11/13/2006
Determination Date                                                    11/14/2006
Record Date                                                           10/31/2006
Collection Period # End Date                                          11/15/2006
Payment Date                                                                   0

XIII. DELINQUENCY AND DEFAULT INFORMATION
     A.   Receivables Delinquency Information
                                                                                                                   ---------------
          Delinquency                                                                                              $  3,494,151.45
          31-60 days                                                                                               $  1,147,557.91
          61-90 days                                                                                               $    748,565.78
                                                                                                                   ---------------
          91-120 days                                                                                              $  5,390,275.14
          Total
                                                                                                                             UNITS
                                                                                                                   ---------------
          Delinquency                                                                                                          206
          31-60 days                                                                                                            75
          61-90 days                                                                                                            44
                                                                                                                   ---------------
          91-120 days                                                                                                          325
          Total
                                                                                                                   $    748,565.78
          Outstanding Principal Balance for Delinquency >=90 days                                                  $915,192,452.79
          Pool Principal Ending Balance for Collection Period                                                                0.08%
          Delinquency Percentage >=90 days

     B.   Receivables Default Information                                                                          $    227,875.70
          Principal Recoveries of Defaulted Receivable                                                             $    593,396.62
          Principal Balance of Defaulted Receivable                                                                $930,897,552.23
          Average Pool Balance for Collection Period                                                                         0.04%
          Net Loss Ratio (period)                                                                                            0.28%
          Net Loss Ratio (cumulative)

              Weighted Average Coupon                                                                                        6.31%
              Weighted Average Remaining Maturity                                                                            53.27

              $875,675,128.40 USAA Auto Owner Trust 2006-1, Class A $39,517,324.39 USAA Auto Owner Trust 2006-1, Class B MONTHLY SERVICER REPORT

XIV. (RESERVED)

XV.  (RESERVED)


                           #N/A
were paid to you by the paying agent on behalf of The Bank of New York, in its capacity as Indenture Trustee for the above referenced issue. The following information is being provided pursuant to Section 4.9 of the Sale and Servicing Agreement, dated as of February 1, 2006. This payment per dollar current outstandings of your holdings is allocated as follows:

XVI. INTEREST AND PRINCIPAL PAID FOR CURRENT MONTH                                                                 $            --
     A.   Class A-1 Principal Payment                                                                                            0
          1.  Principal Factor                                                                                     $            --
          2.  Class A-1 Outstanding Principal Balance                                                              $ 31,410,198.88
     B.   Class A-2 Principal                                                                                           0.11734001
          1.  Principal Factor                                                                                     $236,275,128.40
          2.  Class A-2 Outstanding Principal Balance                                                              $            --
     C.   Class A-3 Principal                                                                                                    0
          1.  Principal Factor                                                                                     $433,000,000.00
          2.  Class A-3 Outstanding Principal Balance                                                              $            --
     D.   Class A-4 Principal                                                                                                    0
          1.  Principal Factor                                                                                     $206,400,000.00
          2.  Class A-4 Outstanding Principal Balance

                                                                                                                   $            --
     E.   Class A-1 Interest                                                                                                     0
          1.  Interest Factor                                                                                      $  1,122,047.66
     F.   Class A-2 Interest                                                                                           0.004191667
          1.  Interest Factor                                                                                      $  1,807,775.00
     G.   Class A-3 Interest                                                                                              0.004175
          1.  Interest Factor                                                                                      $    866,880.00
     H.   Class A-4 Interest                                                                                                0.0042
          1.  Interest Factor

USAA AUTO OWNER TRUST 2006-1
Seller & Servicer: USAA Federal Savings Bank
Indenture Trustee: The Bank of New York
Monthly Servicer Report                                                        9
Collection Period #                                                    10/1/2006
                                                                      11/13/2006
Determination Date                                                    11/14/2006
Record Date                                                           10/31/2006
Collection Period # End Date                                          11/15/2006
Payment Date                                                                   0

                                                                                                                   $            --
     I.   Class B Principal                                                                                              0.0000000
          1.  Principal Factor                                                                                     $ 39,517,324.39
          2.  Class B Outstanding Principal Balance
                                                                                                                   $    182,109.00
     J.   Class B Interest                                                                                             0.004608333
          1. Interest Factor
                                                                                                                   $    394,417.77
     K.   Fees and Compensation paid to Servicer
                                                                                                                   $     37,172.82
     L.   Interest Advance Amount
     M.   Aggregate Unreimbursed Advances                                                                          $     45,046.76
          This Month                                                                                               $     49,406.93
                                                                                                                   ---------------
          Previous Month                                                                                           $     (4,360.17)
          Change From Previous Month
                                                                                                                   $915,192,452.79
     N.   Pool Balance after this payment                                                                              0.752676547
     O.   Pool Factor after this payment

     P.   Reserve Account Activity                                                                                 $  7,099,519.89
          1.  Beginning Reserve Account Balance                                                                    $     28,006.59
          2.  Investment Income on Reserve Account Balance (as of month end)                                       $            --
          3.  Withdrawal from Reserve Account to reimburse Servicer Advance on Defaulted loans                     $            --
          4.  Withdrawal from Reserve Account to pay Servicing Fee                                                 $            --
          5.  Withdrawal from Reserve Account to pay Class A Interest                                              $            --
              a.  Class A-1                                                                                        $            --
              b.  Class A-2                                                                                        $            --
              c.  Class A-3                                                                                        $            --
              d.  Class A-4                                                                                        $            --
              e.  Total                                                                                            $            --
          6.  Withdrawal from Reserve Account to pay First Priority Note Principal                                 $            --
          7.  Withdrawal from Reserve Account to pay Class B Interest                                              $            --
          8.  Withdrawal from Reserve Account to pay Remaining Class A Principal                                   $            --
              a.  Class A-1                                                                                        $            --
              b.  Class A-2                                                                                        $            --
              c.  Class A-3                                                                                        $            --
              d.  Class A-4                                                                                        $            --
              e.  Total                                                                                            $            --
          9.  Withdrawal from Reserve Account to pay Class B Principal                                             $            --




          10. Deposit from Remaining Total Available Funds to fund Reserve Account (up to Required Amount)         $    263,583.08
          11. Reserve Account Excess Amount                                                                        $  6,863,943.40
          12. Ending Reserve Account Balance                                                                                 0.75%
          12. Percent of Pool Balance                                                                              $  6,863,943.40
          13. Required Reserve Amount
                                                                                                                   $    593,396.62
     Q.   Aggregate Principal Balance Designated as Defaulted Receivable in current collection Period              $    593,396.62
          1.  Aggregate Gross Realized Losses                                                                      $    365,520.92
          2.  Aggregate Net Realized Losses                                                                        $    653,940.10

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